SERIES B DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
	December 31,
	2016	2017

Series B Debentures	$-	$79,185
Less: Unamortized debt discounts and issuance costs	-	(904)

	$-	$78,281